787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

December 21, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

LifePath® Active 2015 Portfolio, LifePath® Active 2020 Portfolio, LifePath® Active 2025 Portfolio, LifePath® Active 2030 Portfolio, LifePath® Active 2035 Portfolio, LifePath® Active 2040 Portfolio, LifePath® Active 2045 Portfolio and LifePath® Active 2050 Portfolio, each a series of BlackRock Funds II

(File No. 333-142592 and File No. 811-22061)

Ladies and Gentlemen:

On behalf of BlackRock Funds II and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information the 497 filing for LifePath® Active 2015 Portfolio, LifePath® Active 2020 Portfolio, LifePath® Active 2025 Portfolio, LifePath® Active 2030 Portfolio, LifePath® Active 2035 Portfolio, LifePath® Active 2040 Portfolio, LifePath® Active 2045 Portfolio and LifePath® Active 2050 Portfolio (the “Funds”). The purpose of the filing is to submit the 497 filing dated November 30, 2012 in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8611 or Anthony Geron at 212-728-8510.

Very truly yours,

/s/ Elizabeth Miller
Elizabeth Miller

Enclosures

cc:	Anthony Geron, Willkie Farr & Gallagher LLP

Ben Archibald, Esq., BlackRock Advisors, LLC